UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                             Form 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [ ]; Amendment Number:_____________

This Amendment           [ ]  is a restatement.
(Check only one.):
                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Seamans Capital Management, LLC

Address:   950 Winter Street, Suite 1400
           Waltham, MA 02451


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard F. Seamans

Title:     Managing Director

Phone:     781-890-5225


Signature, Place, and Date of Signing:

/s/ Richard F. Seamans           Waltham, MA               November 8, 2012
________________________       _______________             ________________
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0 (zero)

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   184,032
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

FORM 13F INFORMATION TABLE



COLUMN 1                                COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7     COLUMN 8
----------------------------------- ---------------- ---------- ---------- ----------------  -------------  -----------  -----------
                                                                                                                            VOTING
                                        TITLE OF                   VALUE     SHRS OR   SH/     INVESTMENT      OTHER       AUTHORITY
NAME OF ISSUER                           CLASS          CUSIP    (x$1000)    PRN AMT   PRN     DISCRETION     MANAGERS       SOLE
----------------------------------- ---------------- ---------- ---------- ---------- -----  -------------  -----------  -----------

Central Fund of                     Class A          153501101  51,752     2,460,847  sh     sole           no           2,460,847
  Canada Class A
CurrencyShares                      Swiss Franc      23129V109  10,510     97,800     sh     sole           no           97,800
  Swiss Franc
Currencyshares                      Canadian         23129X105  208        2,075      sh     sole           no           2,075
  Canadian Dollar ETF                 Dollar
ProShares UltraShort                PSHS ULTSH       74347B201  12,520     197,325    sh     sole           no           197,325
  20+ Year Treasury                   20 YRS
Proshares UltraShort Yen            ULTRASHORT       74347W569  7,351      144,800    sh     sole           no           144,800
                                      YEN
Sprott Physical Gold Trust          Unit             85207H104  25,831     1,817,793  sh     sole           no           1,817,793
Agnico-Eagle Mines                  COM              008474108  151        2,875      sh     sole           no           2,875
Alamos Gold                         COM              011527108  4,422      252,075    sh     sole           no           252,075
Alpha Natural Resources             COM              02076X102  506        52,000     sh     sole           no           52,000
Arch Coal                           COM              039380100  1,636      223,500    sh     sole           no           223,500
Aurico Gold                         COM              05155C105  27         3,250      sh     sole           no           3,250
Banro                               COM              066800103  3,575      1,279,150  sh     sole           no           1,279,150
Baytex Energy                       COM              07317Q105  2,292      53,175     sh     sole           no           53,175
Bellatrix Exploration               COM              078314101  626        145,800    sh     sole           no           145,800
Cloud Peak Energy                   COM              18911Q102  3,328      172,175    sh     sole           no           172,175
Coeur d'Alene Mines                 COM              192108504  431        17,500     sh     sole           no           17,500
DTE Energy                          COM              233331107  904        15,050     sh     sole           no           15,050
Enerplus                            COM              292766102  4,028      310,795    sh     sole           no           310,795
Franco-Nevada                       COM              351858105  380        6,650      sh     sole           no           6,650
Gold Fields ADR                     ADR              38059T106  4,139      331,400    sh     sole           no           331,400
Goldcorp                            COM              380956409  174        4,750      sh     sole           no           4,750
Hecla Mining                        COM              422704106  6,237      1,069,750  sh     sole           no           1,069,750
IAMGOLD US                          COM              450913108  6,016      524,500    sh     sole           no           524,500
Keegan Resources                    COM              487275109  1,264      318,200    sh     sole           no           318,200
Market Vectors Junior               COM              57060U589  330        16,700     sh     sole           no           16,700
  Gold Miners
Newmont Mining                      COM              651639106  6,356      136,870    sh     sole           no           136,870
Penn West Petroleum                 COM              707887105  1,948      179,390    sh     sole           no           179,390
Petrobakken Energy                  COM              71647L103  799        77,550     sh     sole           no           77,550
Peyto Exploration and               COM              717046106  2,810      121,600    sh     sole           no           121,600
  Development
Powershares DB                                       73936B408  98         3,500      sh     sole           no           3,500
  Agriculture Fund
Randgold Resources                  COM              752344309  6,149      61,980     sh     sole           no           61,980
Rubicon Minerals                    COM              780911103  308        120,000    sh     sole           no           120,000
Sabina Gold & Silver                COM              785246109  480        180,000    sh     sole           no           180,000
Silver Wheaton                      COM              828336107  7,517      208,355    sh     sole           no           208,355
Silvercorp Metals                   COM              82835P103  44         8,600      sh     sole           no           8,600
Sprott Physical Silver Trust        COM              85207K107  302        25,100     sh     sole           no           25,100
Suncor                              COM              867224107  172        5,225      sh     sole           no           5,225
Tahoe Resources                     COM              873868103  318        17,400     sh     sole           no           17,400
Teucrium Soybean Fund                                88166A607  301        12,500     sh     sole           no           12,500
The Southern Company                COM              842587107  809        18,900     sh     sole           no           18,900
Tourmaline Oil                      COM              89156V106  529        16,850     sh     sole           no           16,850
Utilities Select Sector SPDR        COM              81369Y886  731        20,925     sh     sole           no           20,925
Velocityshares 2x VIX               COM              22539T852  786        84,175     sh     sole           no           84,175
Williams                            COM              969457100  249        7,600      sh     sole           no           7,600
XCEL Energy                         COM              98389B100  795        29,750     sh     sole           no           29,750
Yamana Gold                         COM              98462Y100  86         5,000      sh     sole           no           5,000
iPath DJ-UBS Grains                 ETN DJUBS        06739H305  2,051      38,750     sh     sole           no           38,750
  Subindex                            GRNS37
Junior Gold Miners                  Call             57060u909  15         200        sh     sole           no           200
  01/19/2013 Call 19.63
SPDR S&P 500 01/19/2013             Put              78462f953  227        3,600      sh     sole           no           3,600
  137 Put Option
iShares Japan 02/16/2013 C10        Call             464286908  18         1,000      sh     sole           no           1,000
Gold Fields 01/18/2014              Call             38059t906  217        765        sh     sole           no           765
  10 Call Option
Newmont Mining 01/18/2012           Call             651639906  138        345        sh     sole           no           345
  50 Call Option
Newmont Mining 01/18/2014           Call             651639906  166        1,005      sh     sole           no           1,005
  60 Call Option
Randgold 01/18/2014                 Call             752344909  360        232        sh     sole           no           232
  100 Call Option
Silver Wheaton 01/18/2014           Call             828336907  132        220        sh     sole           no           220
  35 Call Option
Silver Wheaton 01/18/2014           Call             828336907  484        1,733      sh     sole           no           1,733
  45 Call Option
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